UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Michael W. Stockton

American Funds Global Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
July 31, 2014
unaudited
Common stocks 59.75% Health care 10.96%	Shares	Value (000)
Novartis AG1	1,699,550	$148,353
Gilead Sciences, Inc.[2]	1,151,400	105,411
Amgen Inc.	816,824	104,055
AbbVie Inc.	940,800	49,242
Thermo Fisher Scientific Inc.	358,900	43,606
Bayer AG1	249,110	32,991
Teva Pharmaceutical Industries Ltd. (ADR)	538,000	28,783
Stryker Corp.	334,200	26,659
GlaxoSmithKline PLC[1]	886,100	21,388
Alexion Pharmaceuticals, Inc.[2]	108,600	17,266
Hologic, Inc.[2]	622,995	16,242
Roche Holding AG1	46,610	13,541
AstraZeneca PLC[1]	159,400	11,613
Sonic Healthcare Ltd.[1]	691,700	11,579
ResMed Inc.	218,000	11,279
UnitedHealth Group Inc.	70,900	5,747
		647,755
Financials 7.99%
Prudential PLC[1]	1,945,600	44,801
AIA Group Ltd.[1]	6,867,400	36,831
Link Real Estate Investment Trust[1]	5,383,500	30,502
Aviva PLC[1]	3,580,000	30,279
UBS AG1	1,651,500	28,363
Credit Suisse Group AG1	1,012,308	27,517
Société Générale[1]	530,000	26,485
Barclays PLC[1]	6,011,000	22,777
Bank of Ireland[1,2]	63,747,978	22,404
RSA Insurance Group PLC[1]	2,834,033	21,878
Metlife, Inc.	399,500	21,014
Citigroup Inc.	425,000	20,787
Crown Castle International Corp.	275,000	20,399
CIT Group Inc.	405,500	19,914
Progressive Corp.	690,900	16,195
Bankia, SA1,2	7,531,000	14,714
Goldman Sachs Group, Inc.	77,100	13,328
Commerzbank AG, non-registered shares[1,2]	791,176	11,428
HCP, Inc.	274,500	11,400
Deutsche Börse AG1	140,000	10,187
Sun Hung Kai Properties Ltd.[1]	575,000	8,711
American International Group, Inc.	120,000	6,238
Ocwen Financial Corp.[2]	186,200	5,618
		471,770
American Funds Global Balanced Fund — Page 1 of 16

unaudited
Common stocks Consumer discretionary 6.66%	Shares	Value (000)
DIRECTV[2]	820,000	$70,561
General Motors Co.	853,000	28,849
Hasbro, Inc.	513,429	25,651
Netflix, Inc.[2]	58,200	24,602
ProSiebenSat.1 Media AG1	582,000	24,465
Kingfisher PLC[1]	4,136,630	20,880
Darden Restaurants, Inc.	431,400	20,168
Home Depot, Inc.	241,700	19,542
Amazon.com, Inc.[2]	62,300	19,499
Whitbread PLC[1]	254,344	18,365
Inchcape PLC[1]	1,642,740	17,708
SJM Holdings Ltd.[1]	6,294,000	16,868
Kohl’s Corp.	295,000	15,794
MGM Resorts International[2]	460,000	12,346
Daily Mail and General Trust PLC, Class A, nonvoting[1]	860,000	12,110
William Hill PLC[1]	1,987,844	11,777
Bayerische Motoren Werke AG1	68,570	8,199
Volkswagen AG, nonvoting preferred[1]	32,750	7,651
Cie. Financière Richemont SA, Class A1	76,900	7,318
Numericable Group SA, non-registered shares[1,2]	130,498	7,222
Ford Motor Co.	229,224	3,901
		393,476
Consumer staples 6.27%
Altria Group, Inc.	1,957,200	79,462
Philip Morris International Inc.	903,800	74,120
Imperial Tobacco Group PLC[1]	1,386,304	60,042
Nestlé SA1	737,000	54,712
Reynolds American Inc.	408,000	22,787
FamilyMart Co., Ltd.[1]	437,000	19,599
British American Tobacco PLC[1]	264,550	15,482
Mead Johnson Nutrition Co.	150,000	13,716
Seven & i Holdings Co., Ltd.[1]	272,000	11,352
Danone SA1	131,478	9,496
Kraft Foods Group, Inc.	175,700	9,415
		370,183
Industrials 5.29%
General Dynamics Corp.	619,600	72,351
Rexel SA1	1,380,363	26,736
Nielsen NV	536,798	24,752
Industries Qatar QSC[1]	503,000	23,955
Jardine Matheson Holdings Ltd.[1]	282,800	16,947
PACCAR Inc	249,900	15,561
COSCO Pacific Ltd.[1]	9,706,000	14,587
United Continental Holdings, Inc.[2]	309,000	14,335
BAE Systems PLC[1]	1,865,000	13,460
Schneider Electric SE1	137,600	11,576
United Technologies Corp.	104,300	10,967
General Electric Co.	427,500	10,752
LIXIL Group Corp.[1]	433,800	10,564
Norfolk Southern Corp.	102,000	10,369
Lockheed Martin Corp.	60,600	10,118
ASSA ABLOY AB, Class B1	176,000	8,624
Andritz AG1	140,300	7,588
American Funds Global Balanced Fund — Page 2 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Bunzl PLC[1]	262,100	$7,013
Babcock International Group PLC[1]	122,700	2,272
		312,527
Energy 5.15%
BP PLC[1]	10,562,200	86,279
BP PLC (ADR)	84,200	4,123
Royal Dutch Shell PLC, Class A1	1,208,000	49,674
Royal Dutch Shell PLC, Class B1	706,920	30,456
Eni SpA[1]	1,665,300	42,333
Baker Hughes Inc.	570,000	39,199
Devon Energy Corp.	365,000	27,558
Chesapeake Energy Corp.	650,000	17,140
BG Group PLC[1]	385,000	7,596
		304,358
Information technology 4.36%
Google Inc., Class A2	32,755	18,983
Google Inc., Class C2	32,755	18,723
Hewlett-Packard Co.	880,000	31,337
Oracle Corp.	762,800	30,810
Microsoft Corp.	630,000	27,191
Western Union Co.	1,530,000	26,729
Avago Technologies Ltd.	343,800	23,853
Apple Inc.	194,383	18,577
Samsung Electronics Co. Ltd.[1]	13,190	17,186
Accenture PLC, Class A	180,000	14,270
STMicroelectronics NV1	1,302,966	10,816
Tencent Holdings Ltd.[1]	595,000	9,620
Murata Manufacturing Co., Ltd.[1]	100,400	9,586
		257,681
Telecommunication services 4.01%
Verizon Communications Inc.	1,927,165	97,168
OJSC Mobile TeleSystems (ADR)	1,840,031	32,992
Intouch Holdings PCL, nonvoting depository receipts[1]	9,444,000	20,132
T-Mobile US, Inc.[2]	480,000	15,811
TeliaSonera AB1	1,936,200	14,506
SoftBank Corp.[1]	194,868	13,816
CenturyLink, Inc.	300,000	11,772
Singapore Telecommunications Ltd.[1]	2,915,000	9,497
KDDI Corp.[1]	138,000	7,948
Advanced Info Service PCL[1]	1,060,000	6,856
Total Access Communication PCL, nonvoting depository receipts[1]	2,055,000	6,584
		237,082
American Funds Global Balanced Fund — Page 3 of 16

unaudited
Common stocks Utilities 3.49%	Shares	Value (000)
National Grid PLC[1]	5,964,796	$85,912
Fortum Oyj[1]	1,580,813	40,564
Exelon Corp.	855,139	26,578
GDF SUEZ[1]	554,010	14,194
Sempra Energy	109,000	10,868
SSE PLC[1]	407,914	10,004
Dominion Resources, Inc.	135,000	9,131
Glow Energy PCL[1]	2,862,000	7,565
NRG Energy, Inc.	49,200	1,523
		206,339
Materials 0.74%
Akzo Nobel NV1	167,700	12,089
ArcelorMittal[1]	765,000	11,599
Celanese Corp., Series A	150,000	8,731
Amcor Ltd.[1]	613,350	5,895
AptarGroup, Inc.	89,360	5,460
		43,774
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		285,472
Total common stocks (cost: $2,857,605,000)		3,530,417
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		120
Total rights & warrants (cost: $0)		120
Convertible bonds 0.36% Information technology 0.19%	Principal amount (000)
Qihoo 360 Technology Co Ltd, 2.50% convertible notes 2018[3]	$$10,000	11,303
Financials 0.17%
Bank of Ireland 10.00% convertible notes 2016	€€ 6,700	9,829
Total convertible bonds (cost: $18,810,000)		21,132
Bonds, notes & other debt instruments 30.23% Bonds & notes of governments & government agencies outside the U.S. 14.55%
Australian Government, Series 122, 5.25% 2019	A$A$ 6,100	6,228
Belgium (Kingdom of), Series 68, 2.25% 2023	€€ 6,900	9,938
Belgium (Kingdom of), Series 72, 2.60% 2024	3,500	5,142
Bermuda Government 5.603% 2020	$$2,900	3,219
Bermuda Government 4.854% 2024[3]	4,775	4,990
Brazil (Federal Republic of) 10.00% 2018	BRLBRL 31,700	13,354
Brazil (Federal Republic of) 6.00% 2020[4]	2,489	1,095
Brazil (Federal Republic of) 6.00% 2022[4]	4,979	2,180
Brazil (Federal Republic of) 10.00% 2023	7,030	2,816
American Funds Global Balanced Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federal Republic of) 10.00% 2025	BRL9,970	$3,922
Chilean Government 3.875% 2020	$$500	534
Chilean Government 5.50% 2020	CLPCLP 834,500	1,555
Colombia (Republic of), Series B, 5.00% 2018	COPCOP 8,410,000	4,360
Colombia (Republic of), Series B, 7.00% 2022	3,595,000	1,961
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	5,547
Colombia (Republic of) Global 7.375% 2019	$$1,000	1,208
French Government O.A.T. Eurobond 1.00% 2018	€€ 9,100	12,523
French Government O.A.T. Eurobond 2.25% 2024	5,550	7,974
French Government O.A.T. Eurobond 3.25% 2045	4,980	7,677
German Government, Series 6, 4.00% 2016	3,000	4,322
German Government 0.75% 2018[4]	6,069	8,496
German Government, Series 8, 4.25% 2018	10,060	15,626
German Government 3.00% 2020	9,200	14,149
German Government 2.00% 2022	22,120	32,300
German Government 2.50% 2044	2,600	3,817
India (Republic of) 7.28% 2019	INRINR 500,000	7,934
Indonesia (Republic of) 4.875% 2021[3]	$$1,500	1,599
Indonesia (Republic of) 3.75% 2022	1,740	1,718
Irish Government 4.50% 2020	€€ 5,600	8,880
Irish Government 5.00% 2020	1,900	3,123
Irish Government 3.90% 2023	1,430	2,202
Irish Government 3.40% 2024	4,000	5,896
Irish Government 5.40% 2025	2,800	4,798
Israeli Government 4.00% 2022	$$3,400	3,633
Italian Government 4.25% 2020	€€ 22,000	33,829
Italian Government 5.50% 2022	14,400	23,869
Italian Government 4.50% 2024	10,100	15,718
Japanese Government, Series 86, 0.60% 2014	¥¥ 485,000	4,718
Japanese Government, Series 264, 1.50% 2014	120,000	1,169
Japanese Government, Series 336, 0.10% 2016	390,000	3,794
Japanese Government, Series 14, 1.20% 2017[4]	3,087	34
Japanese Government, Series 115, 0.20% 2018	1,600,000	15,607
Japanese Government, Series 296, 1.50% 2018	1,580,000	16,234
Japanese Government, Series 315, 1.20% 2021	3,660,000	37,836
Japanese Government, Series 322, 0.90% 2022	225,000	2,280
Japanese Government, Series 17, 0.10% 2023[4]	485,510	5,118
Japanese Government, Series 116, 2.20% 2030	580,000	6,593
Japanese Government, Series 136, 1.60% 2032	105,000	1,084
Japanese Government, Series 36, 2.00% 2042	465,000	4,887
Latvia (Republic of) 2.625% 2021	€€ 1,350	1,899
Lithuania (Republic of) 6.625% 2022[3]	$$1,000	1,211
Malaysian Government, Series 0214, 3.394% 2017	MYRMYR 25,400	7,935
Morocco Government 4.25% 2022	$$900	901
Morocco Government 4.25% 2022[3]	500	500
Morocco Government 5.50% 2042	3,500	3,509
Netherlands Government 1.00% 2017	1,900	1,905
Netherlands Government Eurobond 4.00% 2019	€€ 8,200	12,901
Netherlands Government Eurobond 2.25% 2022	23,375	34,237
Netherlands Government Eurobond 2.00% 2024	3,000	4,256
American Funds Global Balanced Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Norwegian Government 4.25% 2017	NKrNKr 10,450	$1,791
Peru (Republic of) 5.20% 2023	PENPEN 4,000	1,436
Polish Government, Series 1017, 5.25% 2017	PLNPLN 43,475	15,036
Polish Government 6.375% 2019	$$2,850	3,377
Polish Government, Series 1020, 5.25% 2020	PLNPLN 81,900	29,481
Polish Government, Series 1021, 5.75% 2021	34,950	12,988
Polish Government 5.00% 2022	$$2,300	2,567
Polish Government, Series 0922, 5.75% 2022	PLNPLN 8,500	3,185
Queensland Treasury Corp., Series 24, 5.75% 2024	A$A$ 8,970	9,518
Russian Federation 6.20% 2018	RUBRUB 193,400	4,977
Russian Federation 7.50% 2018	246,700	6,566
Slovenia (Republic of) 4.125% 2019[3]	$$830	866
South Africa (Republic of), Series R-2023, 7.75% 2023	ZARZAR 92,275	8,439
South Africa (Republic of), Series R-214, 6.50% 2041	50,700	3,551
South Korean Government 2.75% 2017[4]	KRWKRW 1,025,405	1,042
South Korean Government 5.50% 2017	1,692,750	1,790
South Korean Government, Series 2206, 3.75% 2022	6,200,500	6,366
Spanish Government 5.40% 2023	€€ 32,040	53,249
Spanish Government 2.75% 2024	14,700	19,902
State of Qatar 3.125% 2017[3]	$$1,000	1,050
State of Qatar 5.25% 2020	1,300	1,476
State of Qatar 4.50% 2022[3]	1,000	1,094
Swedish Government, Series 1047, 5.00% 2020	SKrSKr 151,050	27,085
United Kingdom 2.75% 2015	££ 8,205	14,005
United Kingdom 2.00% 2016	4,750	8,157
United Kingdom 1.25% 2018	1,900	3,144
United Kingdom 4.75% 2020	25	48
United Kingdom 3.75% 2021	13,550	25,008
United Kingdom 1.75% 2022	7,950	12,696
United Kingdom 2.25% 2023	10,185	16,688
United Kingdom 5.00% 2025	2,500	5,105
United Kingdom 4.50% 2034	100	202
United Kingdom 4.75% 2038	1,800	3,812
United Kingdom 3.25% 2044	5,600	9,351
United Kingdom 4.25% 2046	4,980	10,049
United Mexican States Government, Series M, 6.25% 2016	MXNMXN 30,000	2,395
United Mexican States Government, Series M10, 7.75% 2017	105,000	8,825
United Mexican States Government 4.00% 2019[4]	71,989	6,140
United Mexican States Government, Series M, 8.00% 2020	70,000	6,089
United Mexican States Government, Series M, 6.50% 2021	368,500	29,763
United Mexican States Government 2.00% 2022[4]	99,241	7,455
United Mexican States Government, Series M20, 10.00% 2024	69,500	6,948
United Mexican States Government, Series M30, 10.00% 2036	61,000	6,356
United Mexican States Government 4.00% 2040[4]	31,366	2,651
United Mexican States Government Global, Series A, 3.625% 2022	$$1,400	1,434
		859,893
American Funds Global Balanced Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 6.90% U.S. Treasury 4.69%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2016	$11,200	$11,186
U.S. Treasury 7.50% 2016	2,650	3,062
U.S. Treasury 0.625% 2016	17,800	17,753
U.S. Treasury 1.00% 2017[5]	34,150	34,260
U.S. Treasury 0.875% 2017	10,000	9,985
U.S. Treasury 8.875% 2017	500	618
U.S. Treasury 3.50% 2018	31,655	34,058
U.S. Treasury 1.25% 2018	7,600	7,496
U.S. Treasury 1.50% 2019	10,100	9,986
U.S. Treasury 1.625% 2019	59,830	59,468
U.S. Treasury 3.125% 2021	875	928
U.S. Treasury 2.75% 2023	33,750	34,434
U.S. Treasury 2.75% 2024	2,600	2,647
U.S. Treasury 2.50% 2024	11,950	11,884
U.S. Treasury 6.00% 2026	9,040	12,029
U.S. Treasury 4.625% 2040	2,800	3,486
U.S. Treasury 2.875% 2043	21,400	19,620
U.S. Treasury 3.625% 2044	3,895	4,123
		277,023
U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	38,074	38,890
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	41,298	41,367
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	10,988	11,156
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	23,366	24,111
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,587	3,122
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	11,130	12,333
		130,979
Total U.S. Treasury bonds & notes		408,002
Corporate bonds & notes 5.92% Financials 1.83%
American Campus Communities, Inc. 3.75% 2023	1,550	1,530
American International Group, Inc. 4.125% 2024	2,000	2,084
AvalonBay Communities, Inc. 2.85% 2023	450	433
Banco de Crédito del Perú 5.375% 2020[3]	125	136
Bank of America Corp. 4.00% 2024	5,180	5,255
Bank of New York Mellon Corp. 3.65% 2024	2,400	2,469
Barclays Bank PLC 2.50% 2019	1,150	1,162
Barclays Bank PLC 6.625% 2022	€€ 4,225	7,052
Berkshire Hathaway Inc. 3.00% 2022	$$1,775	1,779
BNP Paribas 5.00% 2021	2,050	2,286
Citigroup Inc. 4.587% 2015	1,570	1,651
Citigroup Inc. 4.45% 2017	925	993
Citigroup Inc. 2.50% 2018	890	901
Citigroup Inc. 3.75% 2024	2,160	2,153
Corporate Office Properties Trust 3.60% 2023	240	230
Export-Import Bank of Korea 4.375% 2021	200	216
Goldman Sachs Group, Inc. 2.625% 2019	660	664
Goldman Sachs Group, Inc. 5.25% 2021	900	1,005
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,133
Goldman Sachs Group, Inc. 4.00% 2024	1,405	1,420
Goodman Funding Pty Ltd. 6.00% 2022[3]	7,875	9,067
American Funds Global Balanced Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.125% 2020[3]	$560	$602
HSBC Holdings PLC 4.875% 2020	750	835
HSBC Holdings PLC 4.00% 2022	2,440	2,589
HSBC Holdings PLC 6.375% 2022[6]	££ 50	93
HSBC Holdings PLC 3.375% 2024[6]	€€ 450	637
HSBC Holdings PLC 4.25% 2024	$$3,000	3,061
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	2,026
JPMorgan Chase & Co. 3.25% 2022	2,850	2,838
JPMorgan Chase & Co. 3.20% 2023	2,000	1,969
JPMorgan Chase & Co. 3.625% 2024	1,845	1,844
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,508
Lloyds Banking Group PLC 6.50% 2020	€€ 4,940	8,090
Morgan Stanley 1.75% 2016	$$4,000	4,053
Nordea Bank AB 3.125% 2017[3]	2,000	2,093
PNC Financial Services Group, Inc. 2.854% 2022	2,000	1,945
Prologis, Inc. 2.75% 2019	3,645	3,705
Prologis, Inc. 3.375% 2024	€€ 950	1,376
Prudential Financial, Inc. 2.30% 2018	$$10,565	10,697
Rabobank Nederland 3.875% 2023	€€ 2,400	3,505
Rabobank Nederland 4.625% 2023	$$1,750	1,833
Realogy Corp. 7.875% 2019[3]	1,375	1,457
RSA Insurance Group PLC 8.50% (undated)[6]	££ 1,550	2,673
Standard Chartered Bank 5.875% 2017	€€ 1,200	1,831
UBS AG 4.875% 2020	$$293	329
Wells Fargo & Co., Series I, 3.50% 2022	950	979
		108,187
Telecommunication services 0.95%
Altice Finco SA, First Lien, 7.75% 2022[3]	4,500	4,612
AT&T Inc. 6.125% 2015	€€ 400	557
Deutsche Telekom International Finance BV 3.125% 2016[3]	$$700	726
Deutsche Telekom International Finance BV 6.00% 2017	€€ 750	1,137
Deutsche Telekom International Finance BV 2.25% 2017[3]	$$1,250	1,276
France Télécom 5.00% 2016	££ 50	89
France Télécom 5.625% 2018	€€ 500	788
Frontier Communications Corp. 7.625% 2024	$$5,500	5,761
MTS International Funding Ltd. 8.625% 2020	4,635	5,376
Numerical Group SA, First Lien, 6.00% 2022[3]	2,325	2,328
Sprint Nextel Corp. 9.125% 2017	5,525	6,368
Sprint Nextel Corp. 11.50% 2021	4,075	5,409
Telecom Italia Capital SA 7.175% 2019	1,300	1,474
Verizon Communications Inc. 3.45% 2021	1,100	1,124
Verizon Communications Inc. 5.15% 2023	13,865	15,353
Verizon Communications Inc. 4.15% 2024	1,275	1,321
Verizon Communications Inc. 6.55% 2043	1,480	1,862
Vodafone Group PLC 1.50% 2018	610	604
		56,165
American Funds Global Balanced Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.91%	Principal amount (000)	Value (000)
CNOOC Finance (2013) Ltd. 3.00% 2023	$8,500	$7,932
Devon Energy Corp. 3.25% 2022	2,170	2,183
Ecopetrol SA 5.875% 2045	3,000	3,150
Gazprom OJSC 5.875% 2015	€€ 1,950	2,631
Gazprom OJSC, Series 9, 6.51% 2022	$$2,555	2,658
Gazprom OJSC 4.95% 2022[3]	900	857
Kinder Morgan Energy Partners, LP 3.50% 2021	850	854
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,301
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,321
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	350	372
Pemex Project Funding Master Trust 5.75% 2018	700	780
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	30
Petrobras International Finance Co. 5.375% 2021	2,283	2,363
Petróleos Mexicanos 3.50% 2018	230	240
Petróleos Mexicanos 8.00% 2019	4,300	5,261
Petróleos Mexicanos 4.875% 2022	1,300	1,395
Petróleos Mexicanos 6.50% 2041	675	788
PTT Exploration & Production Ltd. 5.692% 2021[3]	1,000	1,126
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	607	641
Statoil ASA 3.125% 2017	1,460	1,537
Statoil ASA 1.95% 2018	505	507
Statoil ASA 3.70% 2024	1,475	1,541
StatoilHydro ASA 2.45% 2023	1,860	1,786
Total Capital International 2.875% 2022	2,350	2,346
TransCanada PipeLines Ltd. 6.50% 2018	125	147
TransCanada PipeLines Ltd. 7.125% 2019	125	151
Transocean Inc. 5.05% 2016	480	520
Transocean Inc. 2.50% 2017	1,420	1,442
Transocean Inc. 6.375% 2021	1,065	1,215
Transportadora de Gas Peru SA 4.25% 2028[3,7]	1,900	1,786
Williams Partners LP 5.25% 2020	150	168
Williams Partners LP 4.50% 2023	1,500	1,583
		53,612
Consumer discretionary 0.61%
BMW Group 3.875% 2017	€€ 250	362
Comcast Corp. 5.90% 2016	$$2,235	2,422
Comcast Corp. 3.60% 2024	965	989
Comcast Corp. 4.65% 2042	1,825	1,892
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,926
Dollar General Corp. 1.875% 2018	788	780
Dollar General Corp. 3.25% 2023	5,212	4,968
Li & Fung Ltd. 6.00% (undated)[6]	13,000	13,771
Thomson Reuters Corp. 4.30% 2023	1,950	2,038
Time Warner Inc. 4.75% 2021	2,500	2,764
Time Warner Inc. 4.05% 2023	950	975
Viacom Inc. 4.25% 2023	1,335	1,388
		36,275
American Funds Global Balanced Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.47%	Principal amount (000)	Value (000)
CEZ, a s 4.25% 2022[3]	$945	$995
Duke Energy Corp. 3.75% 2024	1,710	1,755
E.ON International Finance BV 5.80% 2018[3]	1,325	1,503
Electricité de France SA 6.00% 2114	££ 1,400	2,804
Enel Finance International SA 3.875% 2014[3]	$$800	805
Hydro One Inc. 5.49% 2040	C$C$ 200	224
MidAmerican Energy Holdings Co. 2.00% 2018	$$2,550	2,544
MidAmerican Energy Holdings Co. 3.75% 2023	740	759
National Grid PLC 6.30% 2016	1,710	1,887
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	200
Pacific Gas and Electric Co. 3.85% 2023	1,006	1,053
Pacific Gas and Electric Co. 3.75% 2024	10,284	10,572
PSEG Power LLC 2.75% 2016	315	326
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,495
		27,922
Health care 0.38%
Amgen Inc. 2.50% 2016	1,850	1,913
Baxter International Inc. 1.85% 2018	1,670	1,672
Baxter International Inc. 3.20% 2023	2,031	2,004
Gilead Sciences, Inc. 3.70% 2024	2,800	2,874
Novartis Capital Corp. 2.90% 2015	3,050	3,109
Novartis Capital Corp. 3.40% 2024	2,810	2,841
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,579
Pfizer Inc. 2.10% 2019	2,850	2,857
Roche Holdings, Inc. 6.00% 2019[3]	1,930	2,251
Schering-Plough Corp. 6.00% 2017	25	29
		22,129
Materials 0.32%
ArcelorMittal 10.35% 2019[6]	9,362	11,702
FMG Resources 8.25% 2019[3]	4,625	4,989
Rio Tinto Finance (USA) Ltd. 2.50% 2016	1,300	1,339
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,088
		19,118
Consumer staples 0.24%
Altria Group, Inc. 4.75% 2021	3,300	3,636
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,401
ConAgra Foods, Inc. 1.90% 2018	710	710
PepsiCo, Inc. 2.50% 2016	1,000	1,032
Philip Morris International Inc. 1.875% 2019	500	496
Philip Morris International Inc. 2.90% 2021	1,850	1,854
SABMiller Holdings Inc. 2.20% 2018[3]	900	906
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,820
		13,855
American Funds Global Balanced Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.17%	Principal amount (000)	Value (000)
ENA Norte Trust 4.95% 2028[3,7]	$1,101	$1,142
GE Capital European Funding 5.375% 2020	€€ 1,500	2,474
General Electric Capital Corp. 2.30% 2017	$$1,135	1,168
General Electric Capital Corp. 3.10% 2023	2,300	2,284
General Electric Capital Corp. 3.45% 2024	1,155	1,155
Red de Carreteras de Occidente 9.00% 2028[7]	MXNMXN 18,470	1,328
Volvo Treasury AB 5.00% 2017	€€ 300	448
		9,999
Information technology 0.04%
International Business Machines Corp. 1.25% 2018	$$2,350	2,332
Total corporate bonds & notes		349,594
Mortgage-backed obligations 2.86%
Fannie Mae 3.50% 2026[7]	528	557
Fannie Mae 3.50% 2026[7]	272	287
Fannie Mae 3.50% 2026[7]	214	226
Fannie Mae 4.00% 2026[7]	337	357
Fannie Mae 4.00% 2026[7]	441	470
Fannie Mae 2.50% 2028[7]	1,452	1,466
Fannie Mae 2.50% 2028[7]	1,447	1,460
Fannie Mae 2.50% 2028[7]	1,397	1,410
Fannie Mae 2.50% 2028[7]	811	819
Fannie Mae 2.50% 2028[7]	752	759
Fannie Mae 2.50% 2028[7]	1,384	1,397
Fannie Mae 2.50% 2028[7]	1,378	1,389
Fannie Mae 6.00% 2037[7]	396	445
Fannie Mae 4.50% 2041[7]	1,010	1,091
Fannie Mae 4.00% 2041[7]	350	369
Fannie Mae 4.00% 2041[7]	67	71
Fannie Mae 4.00% 2041[7]	245	258
Fannie Mae 4.00% 2041[7]	218	230
Fannie Mae 4.50% 2041[7]	1,043	1,126
Fannie Mae 5.00% 2041[7]	6,910	7,659
Fannie Mae 5.00% 2041[7]	1,283	1,424
Fannie Mae 3.00% 2043[7]	6,400	6,284
Fannie Mae 4.00% 2043[7]	4,061	4,293
Fannie Mae 4.00% 2044[7,8]	32,995	34,686
Fannie Mae 4.50% 2044[7,8]	26,800	28,854
Fannie Mae 4.00% 2044[7,8]	19,105	20,028
Fannie Mae 4.50% 2044[7,8]	38,800	41,677
Freddie Mac 5.00% 2041[7]	1,289	1,422
HBOS Treasury Services PLC, Series 17, 4.375% 2016[7]	€€ 1,500	2,167
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,7]	$$6,350	6,395
		169,076
Total bonds, notes & other debt instruments (cost: $1,754,576,000)		1,786,565
American Funds Global Balanced Fund — Page 11 of 16

unaudited
Short-term securities 11.34%	Principal amount (000)	Value (000)
Bank of Nova Scotia 0.16% due 8/11/2014	$22,200	$22,200
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 9/4/2014	54,100	54,091
Electricité de France 0.10%—0.14% due 8/6/2014—8/18/2014[3]	16,800	37,199
Fannie Mae 0.06%—0.07% due 9/22/2014—11/4/2014	27,200	55,295
Federal Home Loan Bank 0.07%—0.11% due 8/13/2014—11/21/2014	18,200	255,482
Freddie Mac 0.08%—0.14% due 10/1/2014—12/4/2014	25,100	82,291
General Electric Co. 0.06% due 8/1/2014	35,000	35,000
GlaxoSmithKline Finance PLC 0.14% due 9/25/2014[3]	27,300	27,293
KfW 0.11% due 9/26/2014[3]	11,000	10,998
National Australia Funding (Delaware) Inc. 0.14% due 10/3/2014[3]	15,700	15,697
Reckitt Benckiser Treasury Services PLC 0.20% due 11/21/2014[3]	15,000	14,992
Sumitomo Mitsui Banking Corp. 0.15% due 8/14/2014—8/21/2014[3]	20,100	59,595
Total short-term securities (cost: $670,113,000)		670,133
Total investment securities 101.68% (cost: $5,301,104,000)		6,008,367
Other assets less liabilities (1.68%)		(99,478)
Net assets 100.00%		$5,908,889
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $1,786,847,000, which represented 30.24% of the net assets of the fund. This amount includes $1,786,587,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Miscellaneous," was $240,404,000, which represented 4.07% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,028,000, which represented .02% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	A portion or all of this security purchased on a TBA basis.
Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $166,893,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 7/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Euros	8/28/2014	Citibank	€11,653	$15,700	$(95)
Euros	9/4/2014	Bank of America, N.A.	€7,275	$9,758	(15)
Japanese yen	8/25/2014	Citibank	¥2,430,018	$23,982	(355)
Japanese yen	9/4/2014	UBS AG	¥1,554,376	$15,226	(112)
					$(577)
Sales:
Australian dollars	8/15/2014	Bank of America, N.A.	€9,528	A$13,850	(96)
Brazilian reais	8/7/2014	Citibank	$5,063	BRL11,325	81
Brazilian reais	8/13/2014	Citibank	$2,094	BRL4,700	30
British pounds	8/28/2014	Citibank	€11,615	£9,200	26
British pounds	8/28/2014	Citibank	€1,262	£1,000	3
American Funds Global Balanced Fund — Page 12 of 16

unaudited
			Contract amount		Unrealized (depreciation) appreciation at 7/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
British pounds	9/4/2014	UBS AG	$6,749	£4,000	$(3)
Colombian pesos	8/8/2014	Citibank	$5,022	COP9,346,850	46
Colombian pesos	8/13/2014	Citibank	$2,033	COP3,802,350	10
Euros	8/15/2014	Bank of America, N.A.	¥1,531,663	€11,050	94
Mexican pesos	8/7/2014	Citibank	$20,381	MXN264,825	360
Mexican pesos	8/14/2014	UBS AG	$8,204	MXN107,100	112
Polish zloty	9/4/2014	Bank of America, N.A.	$11,891	PLN37,000	61
Russian rubles	8/11/2014	JPMorgan Chase	$2,564	RUB88,100	105
Russian rubles	9/8/2014	JPMorgan Chase	$5,894	RUB212,325	11
South African rand	8/21/2014	HSBC Bank	$5,305	ZAR57,000	8
South Korean won	8/29/2014	Citibank	$7,990	KRW8,227,600	(1)
Swedish kronor	8/25/2014	Citibank	$9,971	SKr68,200	86
Swedish kronor	8/25/2014	Citibank	$14,506	SKr100,000	11
					$944
Forward currency contracts - net	$367
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 13 of 16

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Global Balanced Fund — Page 14 of 16

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$408,289	$239,465	$—	$647,755
Financials	134,892	336,878	—	471,770
Consumer discretionary	240,913	152,563	—	393,476
Consumer staples	199,501	170,683	—	370,183
Industrials	169,205	143,322	—	312,527
Energy	88,020	216,338	—	304,358
Information technology	210,473	47,208	—	257,681
Telecommunication services	157,743	79,339	—	237,082
Other	62,292	187,821	—	250,113
Miscellaneous	72,242	213,230	—	285,472
Rights & warrants	120	—	—	120
Convertible bonds	—	21,132	—	21,132
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	859,893	—	859,893
U.S. Treasury bonds & notes	—	408,002	—	408,002
Corporate bonds & notes	—	349,594	—	349,594
Mortgage-backed obligations	—	169,076	—	169,076
Short-term securities	—	670,133	—	670,133
Total	$1,743,690	$4,264,676	$—	$6,008,367
	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,044	$—	$1,044
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(677)	—	(677)
Total	$—	$367	$—	$367
*	Securities with a value of $1,298,430,000, which represented 21.97% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$765,055
Gross unrealized depreciation on investment securities	(64,043)
Net unrealized appreciation on investment securities	701,012
Cost of investment securities	5,307,355
American Funds Global Balanced Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
€ = Euros
£ = British pounds
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PEN = Peruvian nuevos soles
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0914O-S42136	American Funds Global Balanced Fund — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 26, 2014